Exhibit 99.1

World Omni Auto Receivables Trust 2021-C

Monthly Servicer Certificate

August 31, 2022

Dates Covered
Collections Period	08/01/22 - 08/31/22
Interest Accrual Period	08/15/22 - 09/14/22
30/360 Days	30
Actual/360 Days	31
Distribution Date	09/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/22	722,636,582.10	36,790
Yield Supplement Overcollateralization Amount 07/31/22	17,194,188.55	0
Receivables Balance 07/31/22	739,830,770.65	36,790
Principal Payments	30,270,201.61	996
Defaulted Receivables	1,035,551.60	36
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/22	16,229,540.32	0
Pool Balance at 08/31/22	692,295,477.12	35,758

Pool Statistics	$ Amount	# of Accounts
Pool Factor	58.90%
Prepayment ABS Speed	1.63%
Aggregate Starting Principal Balance	1,202,898,752.29	49,569

Delinquent Receivables:
Past Due 31-60 days	6,887,410.95	298
Past Due 61-90 days	2,524,453.56	101
Past Due 91-120 days	428,889.48	21
Past Due 121+ days	0.00	0
Total	9,840,753.99	420

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.39%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.42%
Delinquency Trigger Occurred	NO

Recoveries	628,887.05
Aggregate Net Losses/(Gains) - August 2022	406,664.55
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.66%
Prior Net Losses/(Gains) Ratio	0.25%
Second Prior Net Losses/(Gains) Ratio	0.40%
Third Prior Net Losses Ratio/(Gains)	0.11%
Four Month Average	0.36%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.20%

Overcollateralization Target Amount	7,961,397.99
Actual Overcollateralization	7,961,397.99
Weighted Average Contract Rate	3.82%
Weighted Average Contract Rate, Yield Adjusted	5.15%
Weighted Average Remaining Term	49.73

Flow of Funds	$ Amount
Collections	33,329,151.56
Investment Earnings on Cash Accounts	6,774.01
Servicing Fee	(616,525.64)
Transfer to Collection Account	-
Available Funds	32,719,399.93

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	226,974.81
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	24,563.00
(5) Noteholders' Second Priority Principal Distributable Amount	4,480,784.29
(6) Class C Interest	15,502.50
(7) Noteholders' Third Priority Principal Distributable Amount	17,550,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	7,961,397.99
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,460,177.34

Total Distributions of Available Funds	32,719,399.93

Servicing Fee	616,525.64
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,114,250,000.00
Original Class B	35,090,000.00
Original Class C	17,550,000.00

Total Class A, B, & C
Note Balance @ 08/15/22	714,326,261.41
Principal Paid	29,992,182.28
Note Balance @ 09/15/22	684,334,079.13

Class A-1
Note Balance @ 08/15/22	0.00
Principal Paid	0.00
Note Balance @ 09/15/22	0.00
Note Factor @ 09/15/22	0.0000000%

Class A-2
Note Balance @ 08/15/22	176,446,261.41
Principal Paid	29,992,182.28
Note Balance @ 09/15/22	146,454,079.13
Note Factor @ 09/15/22	38.0390325%

Class A-3
Note Balance @ 08/15/22	385,010,000.00
Principal Paid	0.00
Note Balance @ 09/15/22	385,010,000.00
Note Factor @ 09/15/22	100.0000000%

Class A-4
Note Balance @ 08/15/22	100,230,000.00
Principal Paid	0.00
Note Balance @ 09/15/22	100,230,000.00
Note Factor @ 09/15/22	100.0000000%

Class B
Note Balance @ 08/15/22	35,090,000.00
Principal Paid	0.00
Note Balance @ 09/15/22	35,090,000.00
Note Factor @ 09/15/22	100.0000000%

Class C
Note Balance @ 08/15/22	17,550,000.00
Principal Paid	0.00
Note Balance @ 09/15/22	17,550,000.00
Note Factor @ 09/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	267,040.31
Total Principal Paid	29,992,182.28
Total Paid	30,259,222.59

Class A-1
Coupon	0.11273%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.22000%
Interest Paid	32,348.48
Principal Paid	29,992,182.28
Total Paid to A-2 Holders	30,024,530.76

Class A-3
Coupon	0.44000%
Interest Paid	141,170.33
Principal Paid	0.00
Total Paid to A-3 Holders	141,170.33

Class A-4
Coupon	0.64000%
Interest Paid	53,456.00
Principal Paid	0.00
Total Paid to A-4 Holders	53,456.00

Class B
Coupon	0.84000%
Interest Paid	24,563.00
Principal Paid	0.00
Total Paid to B Holders	24,563.00

Class C
Coupon	1.06000%
Interest Paid	15,502.50
Principal Paid	0.00
Total Paid to C Holders	15,502.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2288479
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.7026646
Total Distribution Amount	25.9315125

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0840198
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	77.8997488
Total A-2 Distribution Amount	77.9837686

A-3 Interest Distribution Amount	0.3666667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.3666667

A-4 Interest Distribution Amount	0.5333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5333333

B Interest Distribution Amount	0.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7000000

C Interest Distribution Amount	0.8833333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.8833333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	149.40
Noteholders' Third Priority Principal Distributable Amount	585.15
Noteholders' Principal Distributable Amount	265.45

Account Balances	$ Amount
Reserve Account
Balance as of 08/15/22	2,924,574.03
Investment Earnings	4,981.46
Investment Earnings Paid	(4,981.46)
Deposit/(Withdrawal)	-
Balance as of 09/15/22	2,924,574.03
Change	-

Required Reserve Amount	2,924,574.03

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$5,020,347.72	$4,904,382.67	$3,947,165.76
Number of Extensions	193	182	148
Ratio of extensions to Beginning of Period Receivables Balance	0.68%	0.64%	0.49%